UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-06260)

Quaker Investment Trust
 (Exact name of registrant as specified in charter)

1180 W. Swedesford Road, Suite 150
Berwyn PA 19312
 (Address of principal executive offices) (Zip code)

Jeffry H. King, Sr.
Quaker Investment Trust
1180 W. Swedesford Road, Suite 150
Berwyn PA 19312
  (Name and address of agent for service)

(800) 220-8888
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2017

Item 1. Schedules of Investments.

Schedule of Investments

Quaker Event Arbitrage Fund
March 31, 2017 (Unaudited)

	Number	Fair
	of Shares	Value
Long-Term Investments — 76.6%
Common Stocks — 60.5%

Basic Materials — 1.1%
Chemicals — 1.1%
MPM Holdings Inc. (a)(b)	34,576	$325,014
Mining — 0.0%
Sacre-Coeur Minerals Ltd. (a)f*^	109,444	0
Talvivaara Mining Co. PLC (a)f*^	123,845,509	0
Total Basic Materials (Cost $2,393,882)		325,014

Communications — 6.9%
Internet — 4.4%
30DC Inc. (a)*●	50,000	1,275
comScore Inc. (a)(b)	8,500	183,515
Imperva Inc. (a)(b)	16,000	656,800
Liberty Ventures (a)(b)	9,000	400,320
WebMD Health Corp. (a)	1,071	56,420
		1,298,330
Media — 2.2%
Tribune Media Co. Cl A **	17,340	646,262
Telecommunications — 0.3%
NII Holdings Inc. (a)	64,529	83,888
Total Communications (Cost $3,159,145)		2,028,480

Consumer, Cyclical — 4.6%
Auto Parts & Equipment — 0.1%
Exide Technologies (a)*^	5,926	15,000
Distribution/Wholesale — 0.5%
Medion AG f	8,011	149,558
Retail — 4.0%
Advance Auto Parts Inc. (b)	2,000	296,520
Chipotle Mexican Grill Inc. (a)(b)	1,000	445,520
Punch Taverns PLC (a) f	60,336	132,291
Signet Jewelers Ltd. f	4,500	311,715
		1,186,046
Total Consumer, Cyclical (Cost $1,941,262)		1,350,604

Consumer, Non-cyclical — 22.9%
Beverages — 2.6%
Anheuser-Busch InBev NV - ADR f**	7,000	768,320
Commercial Services — 1.9%
GFK SE f	6,000	313,640
Herc Holdings Inc. (a)(b)	24	1,173
Sabre Corp.	12,000	254,280
Sotheby's (a)	20	910
		570,003
Cosmetics & Personal Care — 0.8%
Coty Inc. (b)	12,800	232,064
Food — 5.1%
Mondelez International Inc. **	34,840	1,500,907
Healthcare-Products — 0.1%
Synovis Life Technologies Inc. (a)^	43,000	19,883
Healthcare-Services — 1.3%
Brookdale Senior Living Inc. (a)	29,650	398,200
Pharmaceuticals — 11.1%
AbbVie Inc. **	12,030	783,875
Celesio AG f	11,796	323,661
Depomed Inc. (a)(b)	28,000	351,400
INYX Inc. (a)●	167,850	252
Perrigo Co. PLC (b) f	5,000	331,950
Pfizer Inc. **	43,060	1,473,082
		3,264,220
Total Consumer, Non-cyclical (Cost $6,888,137)		6,753,597

Diversified — 1.2%
Holding Companies-Diversified — 1.2%
CF Corp. (a) f	11,400	122,322
Silver Run Acquisition Corp. II (a)	22,800	238,032
Stoneleigh Partners Acquisition Corp. (a)*^	400	0
		360,354
Total Diversified (Cost $342,000)		360,354

Energy — 5.2%
Energy-Alternate Sources — 0.7%
TerraForm Global Inc. CL A (a)	20,000	96,000
TerraForm Power Inc. (a)(b)	9,000	111,330
		207,330
Oil & Gas — 3.7%
Hess Corp. (b) **	17,300	834,033
OGX Austria Petroleo e Gas SA-SP-ADR f ●	55,075	19,254
SandRidge Energy Inc. (a)	12,500	231,125
		1,084,412
Pipelines — 0.8%
The Williams Cos. Inc.	8,000	236,720
Total Energy (Cost $2,160,507)		1,528,462

Financial — 7.6%
Diversified Financial Services — 2.1%
Alliance Data Systems Corp. (b)	700	174,300
Blackhawk Network Holdings Inc. (a)	8,000	324,800
Guoco Group Ltd. f	10,000	116,129
		615,229
Real Estate — 5.5%
CA Immobilien Anlagen AG f	38,800	852,468
Conwert Immobilien Invest SE f	45,000	759,937
Safeway Casa Ley CVR (a)*^	47,000	10,575
Safeway Property Development Center LLC CVR (a)*^	47,000	10,575
		1,633,555
Total Financial (Cost $1,740,393)		2,248,784

Healthcare — 3.8%
Healthcare-Services — 3.8%
Diagnostic Services Holdings Inc. (a)^	10,221	1,132,119
Total Healthcare (Cost $735,000)		1,132,119

Industrial — 3.7%
Electronics — 3.7%
IEC Electronics Corp. (a)	283,656	1,089,239
Total Industrial (Cost $1,227,038)		1,089,239

Technology — 2.8%
Computers — 2.8%
Computer Horizons Corp. (a)*^	65,000	0
Hewlett Packard Enterprise Co.	35,000	829,500
		829,500
Total Technology (Cost $799,407)		829,500

Utilities — 0.7%
Electric — 0.7%
Calpine Corp. (a)	20,000	221,000
Total Utilities (Cost $215,200)		221,000

Escrow Shares — 0.0%

Exide Technologies (a)*^	1,777	0
Petrocorp Inc. (a)*^	200	0
Total Escrow Shares
(Cost $1,687)		0
Total Common Stocks
(Cost $21,603,658)		17,867,153

Preferred Stocks — 3.5%

Energy — 0.0%
Oil & Gas — 0.0%
GeoMet Inc., 12.50% - Convertible Series A (a)●	3	1
Total Energy (Cost $17)		1

Financial — 1.4%
Insurance — 0.1%
MBIA Insurance Corp., 4.71% (a)*#^	10	40,000
Mortgage Agencies — 1.3%
Federal Home Loan Mortgage Corp., 0.00%, Series M (a)	9,500	85,500
Federal Home Loan Mortgage Corp., 0.00%, Series Q (a) ▲	1,000	9,300
Federal Home Loan Mortgage Corp., 0.00%, Series S (a) ▲	25,000	251,250
Federal Home Loan Mortgage Corp., 5.00%, Series F (a)	4,500	43,875
		389,925
Total Financial (Cost $999,640)		429,925

Healthcare — 2.1%
Healthcare-Services — 2.1%
Diagnostic Services Holdings Inc., 0.00% (a)*^	613	613,000
Total Healthcare (Cost $613,000)		613,000
Total Preferred Stocks
(Cost $1,612,657)		1,042,926

Real Estate Investment Trusts — 0.8%

New York REIT Inc. (a)	25,000	242,250
Total Real Estate Investment Trusts
(Cost $240,000)		242,250

Structured Notes — 3.1%

Heineken Holding NV Structured Note, Expriation: 02/27/2018 (a)●	212	902,931
Total Structured Notes (Cost $940,223)		902,931
	Par
	Value
Asset Backed Securities — 0.7%

AFC Home Equity Loan Trust
Class 1A, Series 2000-2, 1.77%, 06/25/2030 ▲●	$7,650	6,790
Citigroup Mortgage Loan Trust Inc.
Class M3, Series 2005-OPT1, 1.48%, 02/25/2035 ▲●	191,332	173,934
Countrywide Asset-Backed Certificates
Class 2M2, Series 2007-11, 1.10%, 06/25/2047 +▲●	1,052,391	17,230
Countrywide Home Equity Loan Trust
Class 2A, Series 2005-A, 1.01%, 04/15/2035 ▲●	16,381	14,477
		212,431
Total Asset Backed Securities
(Cost $206,054)		212,431

Convertible Bonds — 2.2%

Consumer, Cyclical — 0.9%
Auto Parts & Equipment — 0.3%
Exide Technologies 7.00%, 04/30/2025 ●	165,209	77,648
Auto Manufacturers — 0.6%
Tesla Inc. 2.375%, 03/15/2022 ●	176,000	183,370
Total Consumer, Cyclical (Cost $334,771)		261,018

Financial — 1.3%
Banks — 1.3%
BNP Paribas Fortis SA 1.67%, Perpetual f▲●	€500,000	390,557
Total Financial (Cost $556,991)		390,557
Total Convertible Bonds
(Cost $891,762)		651,575

Corporate Bonds — 4.9%

Consumer, Cyclical — 1.1%
Auto Parts & Equipment — 1.1%
Exide Technologies 8.625%, 02/12/2018 *+^	$1,000,000	0
Exide Technologies 11.00%, 04/30/2020 *●	436,390	336,020
		336,020
Total Consumer, Cyclical (Cost $423,040)		336,020

Consumer, Non-cyclical — 1.3%
Pharmaceuticals — 1.3%
Valeant Pharmaceuticals International Inc. 5.50%, 03/01/2023 f#●	500,000	385,000
Total Consumer, Non-cyclical (Cost $374,130)		385,000

Energy — 0.8%
Oil & Gas — 0.8%
OGX Austria GMBH 8.50%, 06/01/2018 f*+●	3,500,000	35
Seadrill Ltd. 6.125%, 09/15/2017 f#●	550,000	225,500
		225,535
Total Energy (Cost $209,639)		225,535

Financial — 1.7%
Diversified Financial Services — 1.7%
Hellas Telecommunications Luxembourg II SCA, 0.00%, 01/15/2015 f*+#^	5,000,000	25,000
Lehman Brothers Holdings Inc., 4.55%, 12/29/2099 + ●	110,000	7,150
Lehman Brothers Holdings Inc., 5.32%, 12/29/2099 + ●	130,000	8,288
Lehman Brothers Holdings Inc., 5.50%, 02/27/2020 + ●	100,000	6,375
Lehman Brothers Holdings Inc., 7.00%, 01/28/2020 + ●	100,000	6,375
Lehman Brothers Holdings Inc., 8.25%, 09/23/2020 + ●	100,000	6,375
Lehman Brothers Holdings Inc., 8.75%, 02/14/2023 + ●	200,000	12,750
Twin Reefs Pass-Through Trust, 0.00%, Perpetual *+^	1,000,000	420,000
		492,313
Venture Capital — 0.0%
Infinity Capital Group, 7.00%, 12/31/2049 *+^	25,000	0
Total Financial (Cost $610,000)		492,313
Total Corporate Bonds
(Cost $1,616,809)		1,438,868

Mortgage Backed Securities — 0.9%

Federal Home Loan Mortgage Corp.
Class IG, Series 3756, 4.00%, 11/15/2037 ●	877,262	26,096
GSR Mortgage Loan Trust
Class B2, Series 2005-5F, 5.74%, 06/25/2035 ▲●	628,584	235,438
		261,534
Total Mortgage Backed Securities
(Cost $586,248)		261,534

Escrow Notes — 0.0%

Mirant Corp. *+^	20,000	0
NewPage Corp. *+^	300,000	0
		0
Total Escrow Notes
(Cost $198,770)		0
Total Long-Term Investments
(Cost $27,896,181)		22,619,668
	Number
	of Contracts
	(100 Shares
	Per Contract)
Purchased Options — 0.6%

Call Options — 0.0%
Valeant Pharmaceuticals International Inc., Expiration: January, 2018
Exercise Price: $30.00	100	2,300
Total Call Options (Cost $71,678)		2,300
Put Options — 0.6%
Cisco Systems Inc., Expiration: July, 2017
Exercise Price: $34.00 ●	26	3,991
Computer Sciences Corp., Expiration: June, 2017
Exercise Price: $70.00 ●	30	13,350
CurrencyShares Euro Trust, Expiration: June, 2017
Exercise Price: $107.00	370	144,300
International Business Machines Corp., Expiration: July, 2017
Exercise Price: $180.00	5	4,905
Juniper Networks Inc., Expiration: July, 2017
Exercise Price: $29.00 ●	32	6,768
NetApp Inc., Expiration: June, 2017
Exercise Price: $43.00	21	6,216
Oracle Corp., Expiration: July, 2017
Exercise Price: $47.00 ●	19	6,080
Total Put Options (Cost $171,768)		185,610
Total Purchased Options
(Cost $243,446)		187,910
	Par
	Value
Money Market Deposit Account — 14.1%

U.S. Bank N.A., 0.15%	$4,155,556	4,155,556
Total Money Market Deposit Account
(Cost $4,155,556)		4,155,556

	Units
Investments Purchased with Proceeds from Securities Lending — 9.1%

Mount Vernon Liquid Assets Portfolio, 1.17% (c)(d)	2,691,957	2,691,957
Total Investments Purchased with Proceeds from Securities Lending
(Cost $2,691,957)		2,691,957
Total Investments
(Cost $34,987,140) — 100.4%		29,655,091
Liabilities in Excess of Other Assets, Net (0.4)%		(136,188)
Total Net Assets — 100.0%		$29,518,903

	Number
Schedule of Securities Sold Short (a)	of Shares
Common Stocks - 2.3%

Communications — 1.3%
Media —1.3%
Liberty Broadband Corp. Series C	4,452	384,653
Consumer, Non-cyclical - 1.0%
Cosmetics & Personal Care - 1.0%
The Procter & Gamble Co.	3,400	305,490
Total Common Stocks		690,143
Total Securities Sold Short (Proceeds $586,864)		$690,143

	Number
	of Contracts
	(100 Shares Per
	Contract)
Written Options

Call Options
Alliance Data Systems Corp., Expiration: April, 2017
Exercise Price: $250.00	7	4,970
Chipotle Mexican Grill Inc., Expiration: April, 2017
Exercise Price: $445.00	10	10,740
Cisco Systems Inc., Expiration: July, 2017
Exercise Price: $34.00	26	2,496
Computer Sciences Corp., Expiration: June, 2017
Exercise Price: $70.00	30	12,300
CurrencyShares Euro Trust, Expiration: June, 2017
Exercise Price: $107.00	370	21,090
International Business Machines Corp., Expiration: July, 2017
Exercise Price: $180.00	5	1,790
Juniper Networks Inc., Expiration: July, 2017
Exercise Price: $29.00 ●	32	3,072
NetApp Inc., Expiration: June, 2017
Exercise Price: $43.00 ●	21	3,098
Oracle Corp., Expiration: July, 2017
Exercise Price: $47.00	19	1,311
Pfizer Inc., Expiration: April, 2017
Exercise Price: $34.00	430	23,220
Tribune Media Co., Expiration: April, 2017
Exercise Price: $39.23	173	6,055
Total Call Options (Premiums Received $134,469)		90,142
Put Options
Advance Auto Parts Inc., Expiration: April, 2017
Exercise Price: $145.00	20	3,300
Bristol-Myers Squibb Co., Expiration: April, 2017
Exercise Price: $55.00	70	11,480
Buffalo Wild Wings Inc., Expiration: April, 2017
Exercise Price: $140.00	20	480
Envision Healthcare Corp., Expiration: April, 2017
Exercise Price: $60.00 ●	50	5,250
Hewlett Packard Enterprise Co., Expiration: April, 2017
Exercise Price: $22.00 ●	90	1,125
Imperva Inc., Expiration: April, 2017
Exercise Price: $40.00	70	5,950
INC Research Holdings Inc., Expiration: April, 2017
Exercise Price: $45.00 ●	55	6,462
Yahoo! Inc., Expiration: April, 2017
Exercise Price: $46.50	50	4,100
Total Put Options (Premiums Received $43,804)		38,147
Total Written Options (Premiums Received $178,273)		$128,289

ADR	- American Depositary Receipt
CVR	- Contingent Value Rights
€	- Euro

(a)	Non-income producing security.
(b)	All or a portion of the security is out on loan. The total market value of securities on loan was $2,617,832. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
(c)	Rate shown is the annualized seven-day effective yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.
ƒ	Foreign issued security.
*	Indicates an illiquid security. Total market value for illiquid securities is $1,471,480, representing 5.0% of net assets.
**	All or a portion of the shares have been committed as collateral for open securities sold short or written options.
+	Defaulted bonds.
#	Restricted security that may be sold to "qualified institutional buyers" pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended.
▲	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
●	Level 2 securities.
^	Indicates a fair valued security. Total market value for fair valued securities is $2,286,152 representing 7.7% of net assets and Level 3 securities.

Schedule of Investments

Quaker Global Tactical Allocation Fund
March 31, 2017 (Unaudited)

	Number	Fair
	of Shares	Value
Long-Term Investments — 89.1%
Common Stocks — 26.1%

Communications — 7.0%
Media — 1.7%
Twenty-First Century Fox, Inc. Class B	3,700	$117,586
Telecommunications — 5.3%
AT&T Inc.	4,200	174,510
Verizon Communications Inc.	4,000	195,000
		369,510
Total Communications (Cost $474,579)		487,096

Consumer, Cyclical — 1.8%
Airlines — 0.2%
AMR Corp. Escrow (a)*^	7,600	14,668
Auto Manufacturers — 1.6%
General Motors Co.	3,000	106,080
Tata Motors Ltd. - ADR f	0	16
		106,096
Total Consumer, Cyclical (Cost $106,043)		120,764

Consumer, Non-cyclical — 3.9%
Beverages — 2.4%
Molson Coors Brewing Co.	1,700	162,707
Food — 1.1%
Nestle SA f	1,000	76,900
Pharmaceuticals — 0.4%
Mallinckrodt PLC (a) f	600	26,742
Total Consumer, Non-cyclical (Cost $274,028)		266,349

Energy — 4.9%
Pipelines — 4.9%
Cheniere Energy Partners LP	1,229	39,709
Enbridge Inc. f	831	34,769
Enterprise Products Partners LP	1,392	38,433
Magellan Midstream Partners LP	522	40,147
MPLX LP	980	35,358
ONEOK Partners LP	845	45,622
Plains All American Pipeline LP	1,105	34,929
Tesoro Logistics LP	635	34,589
Western Gas Partners LP	615	37,177
		340,733
Total Energy (Cost $317,647)		340,733

Industrial — 2.1%
Miscellaneous Manufacturing — 2.1%
General Electric Co.	4,800	143,040
Total Industrial (Cost $144,657)		143,040

Technology — 6.4%
Semiconductors — 4.3%
Microsemi Corp. (a)	2,200	113,366
QUALCOMM Inc.	3,200	183,488
		296,854
Software — 2.1%
Microsoft Corp.	2,200	144,892
Total Technology (Cost $436,386)		441,746
Total Common Stocks
Cost ($1,753,340)		1,799,728

Closed End Mutual Fund — 0.6%
Ares Capital Corp.	2,242	38,966
Total Closed End Mutual Fund
Cost ($35,547)		38,966

Exchange Traded Funds — 5.3%
iShares MSCI United Kingdom ETF	6,250	203,437
PowerShares DB Commodity Index Tracking Fund (a)	10,760	163,660
		367,097
Total Exchange Traded Funds
Cost ($369,732)		367,097

Preferred Stocks — 2.7%

Energy — 0.5%
Pipelines — 0.5%
Kinder Morgan Inc, 9.75%, Series A Convertible	729	36,363
Total Energy (Cost $35,518)		36,363

Financial — 1.1%
Banks — 0.5%
Barclays Bank PLC, 8.125%, Series 5 f	1,365	35,299
Insurance — 0.6%
PartnerRe Ltd., Series I f	1,485	37,912
Total Financial (Cost $72,065)		73,211

Real Estate Investment Trusts — 1.1%
Public Storage, 5.375%, Series V	1,620	39,868
Taubman Centers, Inc., 6.25%, Series K	1,490	37,235
		77,103
Total Real Estate Investment Trusts (Cost $75,073)		77,103
Total Preferred Stocks
Cost ($182,656)		186,677

Real Estate Investment Trusts — 8.8%
Alexandria Real Estate Equities Inc.	2,404	60,076
Apartment Investment & Management Co.	1,514	67,146
Colony NorthStar Inc., 8.75%, Series A Preferred	1,000	25,410
Colony NorthStar Inc., Cl A	4,344	56,081
Digital Realty Trust Inc.	2,380	60,047
Dupont Fabros Technology, Inc.	1,365	67,690
Lamar Advertising Co.	921	68,836
MGM Growth Properties LLC	2,500	67,625
Prologis Inc.	1,244	64,539
Weyerhaeuser Co.	1,960	66,601
		604,051
Total Real Estate Investment Trusts
Cost ($573,849)		604,051

Corporate Bonds — 45.6%	Par Value

Basic Materials — 2.0%
Chemicals — 2.0%
CF Industries Inc., 3.450%, 06/01/2023 ●	$70,000	66,150
Monsanto Co., 2.750%, 07/15/2021 ●	70,000	70,092
		136,242
Total Basic Materials (Cost $133,340)		136,242

Communications — 5.2%
Internet — 1.0%
eBay Inc., 2.200%, 08/01/2019 ●	70,000	70,233
Media — 1.1%
Discovery Communications LLC, 4.375%, 06/15/2021 ●	70,000	73,752
Telecommunications — 3.1%
AT&T Inc., 2.800%, 02/17/2021 ●	70,000	70,208
CenturyLink Inc., 7.500%, 04/01/2024 ●	70,000	74,003
Frontier Communications Corp., 11.000%, 09/15/2025 ●	70,000	68,075
		212,286
Total Communications (Cost $359,614)		356,271

Consumer, Cyclical — 4.0%
Home Builders — 1.1%
KB Home, 7.500%, 09/15/2022 ●	70,000	76,825
Retail — 2.9%
JC Penney Corp Inc., 5.650%, 06/01/2020 ●	70,000	69,300
Toys R Us Inc., 7.375%, 10/15/2018 ●	66,000	62,205
Walgreens Boots Alliance Inc., 2.600%, 06/01/2021 ●	70,000	70,085
		201,590
Total Consumer, Cyclical (Cost $279,857)		278,415

Consumer, Non-cyclical — 9.4%
Agriculture — 1.1%
Altria Group Inc., 4.750%, 05/05/2021 ●	70,000	75,829
Beverages — 1.0%
Molson Coors Brewing Co., 2.100%, 07/15/2021 ●	70,000	68,355
Biotechnology — 1.1%
Gilead Sciences Inc., 4.400%, 12/01/2021 ●	70,000	75,151
Commercial Services — 2.0%
Quad/Graphics Inc., 7.000%, 05/01/2022 ●	70,000	70,000
RR Donnelley & Sons Co., 7.000%, 02/15/2022 ●	70,000	71,050
		141,050
Food — 2.1%
Campbell Soup Co., 4.250%, 04/15/2021 ●	70,000	74,545
SUPERVALU Inc., 6.750%, 06/01/2021 ●	70,000	69,650
		144,195
Healthcare-Services — 1.1%
Cigna Corp., 4.500%, 03/15/2021 ●	70,000	74,432
Pharmaceuticals — 1.0%
Teva Pharmaceutical Finance Netherlands III BV, 2.200%, 07/21/2021 f●	70,000	67,554
Total Consumer, Non-cyclical (Cost $646,174)		646,566

Energy — 6.0%
Coal — 1.1%
SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., 7.375%, 02/01/2020 ●	73,000	73,730
Oil & Gas — 3.9%
Apache Corp., 3.625%, 02/01/2021 ●	70,000	72,310
Chevron Corp., 2.100%, 05/16/2021 ●	70,000	69,385
Ensco PLC, 4.500%, 10/01/2024 f●	70,000	58,975
Shell International Finance BV, 1.875%, 05/10/2021 f●	70,000	68,556
		269,226
Oil & Gas Services — 1.0%
SESI LLC, 6.375%, 05/01/2019 ●	70,000	69,825
Total Energy (Cost $414,877)		412,781

Financial — 8.4%
Banks — 6.3%
Bank of America Corp., 2.625%, 10/19/2020 ●	80,000	80,429
Bank of Montreal, 1.649%, 07/31/2018 f▲●	70,000	70,245
Citigroup Inc., 2.350%, 08/02/2021 ●	70,000	68,914
The Goldman Sachs Group Inc, 2.201%, 04/23/2020 ▲●	70,000	70,981
JPMorgan Chase & Co., 4.350%, 08/15/2021 ●	70,000	74,915
Wells Fargo & Co., 2.112%, 12/07/2020 ▲●	70,000	71,001
		436,485
Insurance — 1.0%
Genworth Holdings, Inc., 6.515%, 05/22/2018 ●	70,000	69,825
Private Equity — 1.1%
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.000%, 08/01/2020 ●	70,000	72,450
Total Financial (Cost $576,367)		578,760

Industrial — 3.0%
Aerospace & Defense — 1.0%
Kratos Defense & Security Solutions Inc., 7.000%, 05/15/2019 ●	70,000	70,000
Engineering & Construction — 1.0%
MasTec Inc., 4.875%, 03/15/2023 ●	70,000	69,125
Machinery-Diversified — 1.0%
Xerium Technologies Inc., 9.500%, 08/15/2021 ●	70,000	71,137
Total Industrial (Cost $208,712)		210,262

Real Estate Investment Trusts — 1.0%
Simon Property Group LP, 2.500%, 07/15/2021 ●	70,000	69,771
Total Real Estate Investment Trusts (Cost $69,936)		69,771

Technology — 5.5%
Computers — 0.9%
Seagate HDD Cayman, 4.875%, 06/01/2027 f●	65,000	60,852
Office & Business Equipment — 1.0%
Xerox Corp., 4.500%, 05/15/2021 ●	70,000	72,991
Semiconductors — 2.1%
Analog Devices Inc., 2.500%, 12/05/2021 ●	70,000	69,329
Micron Technology Inc., 5.875%, 02/15/2022 ●	70,000	73,150
		142,479
Software — 1.5%
BMC Software Inc., 7.250%, 06/01/2018 ●	37,000	37,925
Oracle Corp., 1.900%, 09/15/2021 ●	70,000	68,783
		106,708
Total Technology (Cost $379,968)		383,030

Utilities — 1.1%
Electric — 1.1%
DPL Inc., 7.250%, 10/15/2021 ●	70,000	74,634
Total Utilities (Cost $72,300)		74,634
Total Corporate Bonds
Cost ($3,141,145)		3,146,732
Total Long-Term Investments
Cost ($6,056,269)		6,143,251

Short Term Investments — 10.1%

Commercial Paper — 4.3%
Canadian Imperial Holdings Inc., 0.971%, 06/06/2017 † ●	100,000	99,822
ING US Funding LLC, 1.105%, 05/15/2017 † ●	100,000	99,865
JPMorgan Securities LLC, 0.900%, 05/08/2017 † ●	100,000	99,905
		299,592
Total Commercial Paper
Cost ($299,545)		299,592
Money Market Deposit Account — 5.8%
U.S. Bank N.A., 0.15%	396,933	396,933
Total Money Market Deposit Account
(Cost $396.933)		396,933
Total Short Term Investments
(Cost $696,478)		696,525
Total Investments
(Cost $6,752,747) — 99.2%		6,839,776
Other Assets in Excess of Liabilities, Net 0.8%		54,362
Total Net Assets — 100.0%		$6,894,138

ADR	- American Depositary Receipt
(a)	Non-income producing security.
f	Foreign issued security.
*	Indicates an illiquid security. Total market value for illiquid securities is $14,668, representing 0.2% of net assets.
†	The rate shown is the yield as of 3/31/2017.
▲	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
●	Level 2 securities.
^	Indicates a fair valued security. Total market value for fair valued securities is $14,668, representing 0.2% of net assets and Level 3 securities.

Schedule of Investments

Quaker Mid-Cap Value Fund
March 31, 2017 (Unaudited)

	Number	Fair
	of Shares	Value
Long-Term Investments — 98.0%
Common Stocks — 85.8%

Basic Materials — 6.0%
Chemicals — 2.2%
Westlake Chemical Corp.	2,503	$165,323
Iron & Steel — 3.8%
Reliance Steel & Aluminum Co.	2,079	166,362
Steel Dynamics Inc.	3,179	110,502
		276,864
Total Basic Materials (Cost $373,507)		442,187

Consumer, Cyclical — 12.6%
Auto Manufacturers — 2.0%
PACCAR Inc.	2,239	150,461
Auto Parts & Equipment — 2.0%
The Goodyear Tire & Rubber Co.	4,141	149,076
Home Furnishings — 1.1%
Whirlpool Corp. (b)	456	78,126
Leisure Time — 3.7%
Brunswick Corp.	2,707	165,668
Norwegian Cruise Line Holdings Ltd. (a)(b) f	2,207	111,961
		277,629
Retail — 0.9%
Casey's General Stores Inc.	574	64,431
Textiles — 1.0%
Mohawk Industries Inc. (a)	326	74,814
Toys/Games & Hobbies — 1.9%
Hasbro Inc.	1,435	143,242
Total Consumer, Cyclical (Cost $771,267)		937,779

Consumer, Non-cyclical — 5.8%
Food — 1.7%
Ingredion Inc. (b)	1,021	122,959
Healthcare-Services — 2.3%
Centene Corp. (a)	2,415	172,093
Pharmaceuticals — 1.8%
Mylan NV (a)(b) f	3,408	132,878
Total Consumer, Non-cyclical (Cost $381,601)		427,930

Energy — 9.3%
Oil & Gas — 8.3%
Concho Resources Inc. (a)	1,052	135,014
Diamond Offshore Drilling Inc. (a)(b)	2,249	37,581
Helmerich & Payne Inc. (b)	2,221	147,852
Marathon Oil Corp. (b)	6,580	103,964
Newfield Exploration Co. (a)(b)	2,428	89,617
Tesoro Corp.	1,289	104,486
		618,514
Oil & Gas Services — 1.0%
RPC Inc. (b)	4,063	74,394
Total Energy (Cost $672,473)		692,908

Financial — 17.8%
Banks — 9.0%
Bank of the Ozarks Inc.	2,804	145,836
East West Bancorp Inc. (b)	3,504	180,841
Huntington Bancshares Inc.	13,161	176,226
PacWest Bancorp	3,160	168,302
		671,205
Diversified Financial Services — 1.3%
T. Rowe Price Group Inc. (b)	1,418	96,637
Insurance — 7.5%
Lincoln National Corp.	2,483	162,512
Reinsurance Group of America Inc. Cl A	1,766	224,247
Torchmark Corp.	2,233	172,030
		558,789
Total Financial (Cost $921,934)		1,326,631

Industrial — 14.2%
Aerospace & Defense — 1.7%
Teledyne Technologies Inc. (a)	1,001	126,586
Electronics — 5.5%
Avnet Inc.	1,546	70,745
Garmin Ltd. f	2,104	107,535
Trimble Navigation Ltd. (a)	3,668	117,413
Woodward Inc.	1,704	115,736
		411,429
Machinery-Diversified — 1.8%
Roper Technologies Inc. (b)	636	131,328
Miscellaneous Manufacturing — 1.3%
Carlisle Cos. Inc.	923	98,216
Transportation — 3.9%
Kirby Corp. (a)	1,660	117,113
Old Dominion Freight Line Inc.	1,981	169,514
		286,627
Total Industrial (Cost $841,928)		1,054,186

Technology — 10.0%
Computers — 3.8%
CSRA Inc. (b)	3,498	102,456
Western Digital Corp.	2,207	182,144
		284,600
Semiconductors — 4.4%
ON Semiconductor Corp. (a)	14,645	226,851
Skyworks Solutions Inc.	1,011	99,058
		325,909
Software — 1.8%
Synopsys Inc. (a)	1,892	136,470
Total Technology (Cost $498,443)		746,979

Utilities — 10.0%
Electric — 6.2%
DTE Energy Co.	1,568	160,109
OGE Energy Corp.	4,059	141,984
Xcel Energy Inc.	3,534	157,086
		459,179
Gas — 3.8%
CenterPoint Energy Inc. (b)	4,778	131,729
UGI Corp.	3,157	155,956
		287,685
Total Utilities (Cost $532,509)		746,864
Total Common Stocks
(Cost $4,993,662)		6,375,464

Real Estate Investment Trusts — 12.3%
Alexandria Real Estate Equities Inc.	1,340	148,097
AvalonBay Communities Inc. (b)	623	114,383
Brixmor Property Group Inc.	4,857	104,231
CyrusOne, Inc.	2,574	132,484
DDR Corp.	3,562	44,632
Duke Realty Corp.	4,108	107,917
Gaming and Leisure Properties Inc.	3,786	126,528
Sun Communities Inc.	1,649	132,464
		910,736
Total Real Estate Investment Trusts
(Cost $842,204)		910,736
Total Long-Term Investments
(Cost $5,835,866)		7,286,200
Money Market Deposit Account — 2.0%

U.S. Bank N.A., 0.30%	151,112	151,112
Total Money Market Deposit Account
(Cost $151,112)		151,112
	Units
Investments Purchased with Proceeds from Securities Lending — 20.3%

Mount Vernon Liquid Assets Portfolio LLC., 1.17% (c)(d)	1,504,520	1,504,520
Total Investments Purchased with Proceeds from Securities Lending
(Cost $1,504,520)		1,504,520
Total Investments
(Cost $7,491,498) — 120.3%		8,941,832
Liabilities in Excess of Other Assets, Net (20.3)%		(1,508,486)
Total Net Assets — 100.0%		$7,433,346

(a)	Non-income producing security.
(b)
All or a portion of the security is out on loan. The total market value of securities on loan was $1,466,738. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(c)	The rate shown is the annualized seven-day effective yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.
f	Foreign issued security.

Schedule of Investments

Quaker Small-Cap Value Fund
March 31, 2017 (Unaudited)

	Number	Fair
	of Shares	Value
Long-Term Investments — 99.1%
Common Stocks — 91.3%

Basic Materials — 3.1%
Chemicals — 1.9%
Cabot Corp.	704	$42,177
Huntsman Corp. (b)	7,961	195,363
Innophos Holdings Inc.	906	48,897
Koppers Holdings Inc. (a)	3,344	141,618
Orion Engineered Carbons SA f	6,680	136,940
		564,995
Forest Products & Paper — 0.4%
Clearwater Paper Corp. (a)	1,066	59,696
Resolute Forest Products Inc. (a)	7,751	42,243
		101,939
Iron & Steel — 0.1%
Ryerson Holding Corp. (a)	2,274	28,652
Mining — 0.7%
Dominion Diamond Corp. f	16,957	214,167
Total Basic Materials (Cost $780,456)		909,753

Communications — 6.6%
Internet — 3.7%
1-800-Flowers.com Inc. (a)	7,116	72,583
ChannelAdvisor Corp. (a)	3,624	40,408
DHI Group Inc. (a)	36,355	143,602
IAC/InterActive Corp. (a)(b)	1,563	115,224
Liquidity Services Inc. (a)	2,752	22,016
magicJack VocalTec Ltd. (a)(b) f	7,671	65,587
RetailMeNot Inc. (a)	28,753	232,899
The Rubicon Project Inc. (a)	9,721	57,257
Travelzoo Inc. (a)	8,046	77,644
Web.com Group Inc. (a)(b)	6,650	128,345
Zix Corp. (a)	25,797	124,084
		1,079,649
Media — 2.0%
Gannett Co. Inc.	10,142	84,990
MSG Networks Inc. (a)	13,815	322,580
Time Inc. (b)	8,739	169,100
		576,670
Telecommunications — 0.9%
Black Box Corp. (b)	8,981	80,380
Extreme Networks Inc. (a)	13,739	103,180
General Communication Inc. (a)	1,567	32,593
Telephone & Data Systems Inc.	1,375	36,451
		252,604
Total Communications (Cost $1,970,143)		1,908,923

Consumer, Cyclical — 12.0%
Airlines — 3.2%
Alaska Air Group Inc. (b)	3,327	306,816
Hawaiian Holdings Inc. (a)(b)	4,890	227,140
JetBlue Airways Corp. (a)	4,357	89,798
SkyWest Inc. (b)	1,474	50,485
Spirit Airlines Inc. (a)	4,834	256,540
		930,779
Auto Manufacturers — 0.7%
Wabash National Corp. (b)	10,365	214,452
Auto Parts & Equipment — 3.8%
American Axle & Manufacturing Holdings Inc. (a)(b)	13,308	249,924
Lear Corp.	1,368	193,681
Tenneco Inc. (b)	2,593	161,855
Tower International Inc.	6,692	181,353
Visteon Corp. (a)	3,368	329,896
		1,116,709
Entertainment — 0.9%
Pinnacle Entertainment Inc. (a)	13,880	270,938
Home Builders — 0.1%
NVR Inc. (a)(b)	14	29,496
Housewares — 0.2%
Libbey Inc.	3,323	48,449
Leisure Time — 0.8%
Brunswick Corp.	1,265	77,418
MCBC Holdings Inc.	9,627	155,669
		233,087
Lodging — 0.3%
La Quinta Holdings Inc. (a)	5,832	78,849
Office Furnishings — 0.2%
Steelcase, Inc. (b)	3,031	50,769
Retail — 1.8%
Big Lots Inc. (b)	1,583	77,060
Chico's FAS Inc.	3,391	48,152
Del Frisco's Restaurant Group Inc. (a)	4,035	72,832
Francesca's Holdings Corp. (a)	7,906	121,357
Potbelly Corp. (a)	6,202	86,208
Ruth's Hospitality Group Inc.	5,060	101,453
		507,062
Total Consumer, Cyclical (Cost $3,050,937)		3,480,590

Consumer, Non-cyclical — 22.5%
Agriculture — 0.3%
Adecoagro SA (a) f	8,132	93,193
Biotechnology — 4.8%
Acorda Therapeutics Inc. (a)(b)	7,035	147,735
AMAG Pharmaceuticals Inc. (a)(b)	10,401	234,542
Applied Genetic Technologies Corp. (a)	24,743	170,727
Emergent BioSolutions Inc. (a)	2,648	76,898
Ligand Pharmaceuticals Inc. (a)(b)	2,733	289,261
Myriad Genetics Inc. (a)(b)	2,959	56,813
Retrophin Inc. (a)	6,178	114,046
United Therapeutics Corp. (a)	2,186	295,940
		1,385,962
Commercial Services — 7.9%
Aaron's Inc. (b)	8,607	255,972
Avis Budget Group Inc. (a)(b)	2,573	76,109
Capella Education Co. (b)	3,844	326,836
CRA International Inc.	1,840	65,007
Everi Holdings Inc. (a)	3,996	19,141
The Hackett Group Inc	6,038	117,681
Insperity Inc.	1,130	100,175
Kforce Inc.	2,754	65,408
ManpowerGroup Inc.	741	76,004
Medifast Inc.	4,183	185,600
Neff Corp. (a)	6,183	120,259
Net 1 UEPS Technologies Inc. (a)	9,559	116,907
Nutrisystem Inc.	546	30,303
Quanta Services Inc. (a)	7,410	274,985
Rent-A-Center Inc. (b)	8,984	79,688
RPX Corp. (a)	20,166	241,992
Travelport Worldwide Ltd. f	4,994	58,779
Vectrus Inc. (a)	3,765	84,148
		2,294,994
Food — 2.0%
Cosan Ltd. f	14,334	122,412
Dean Foods Co.	16,347	321,382
Ingles Markets Inc. Cl A	879	37,929
Sanderson Farms Inc. (b)	999	103,736
		585,459
Healthcare-Products — 3.2%
Exactech Inc. (a)(b)	3,714	93,593
Genomic Health Inc. (a)(b)	7,741	243,764
Halyard Health Inc. (a)	7,049	268,496
Lantheus Holdings Inc. (a)	2,867	35,838
Orthofix International NV (a)(b) f	7,832	298,791
		940,482
Healthcare-Services — 1.5%
Addus HomeCare Corp. (a)	2,949	94,368
Chemed Corp. (b)	788	143,960
LifePoint Health, Inc. (a)	641	41,985
Providence Services Corp. (a)	1,987	88,302
RadNet Inc. (a)	9,043	53,354
		421,969
Pharmaceuticals — 2.8%
BioSpecifics Technologies Corp. (a)	1,762	96,558
Depomed Inc. (a)(b)	5,184	65,059
Eagle Pharmaceuticals Inc. (a)	843	69,919
Horizon Pharma PLC (a)(b) f	2,058	30,417
Mallinckrodt PLC (a)(b) f	941	41,940
Omega Protein Corp.	9,683	194,144
Phibro Animal Health Corp.	964	27,089
Threshold Pharmaceuticals Inc. (a)	19,965	11,380
Vanda Pharmaceuticals Inc. (a)	13,166	184,324
Zafgen Inc. (a)	21,846	101,802
		822,632
Total Consumer, Non-cyclical (Cost $6,188,066)		6,544,691

Energy — 3.2%
Coal — 0.1%
CONSOL Energy Inc. (a)(b)	1,467	24,616
Energy-Alternate Sources — 1.9%
Renewable Energy Group Inc. (a)(b)	22,074	230,673
REX American Resources Corp. (a)(b)	3,532	319,611
		550,284
Oil & Gas — 0.6%
Atwood Oceanics Inc. (a)	2,302	21,938
Rowan Cos. PLC (a)(b) f	7,902	123,113
Southwestern Energy Co. (a)(b)	4,108	33,563
		178,614
Oil & Gas Services — 0.6%
Matrix Service Co. (a)	949	15,658
McDermott International Inc. (a)(b) f	22,396	151,173
North American Energy Partners Inc. f	2,064	10,217
		177,048
Total Energy (Cost $825,694)		930,562

Financial — 18.7%
Banks — 7.2%
BankUnited Inc.	4,626	172,596
Central Pacific Financial Corp. (b)	10,573	322,899
Customers Bancorp Inc. (a)(b)	3,506	110,544
East West Bancorp Inc. (b)	1,618	83,505
Enterprise Financial Services Corp.	1,024	43,418
Financial Institutions Inc.	4,197	138,291
Independent Bank Corp.	7,761	160,653
OFG Bancorp (b) f	16,084	189,791
Old Second Bancorp Inc.	4,602	51,773
Peapack Gladstone Financial Corp.	1,639	48,498
Popular Inc. f	7,844	319,486
QCR Holdings Inc.	3,246	137,468
Union Bankshares Corp.	1,347	47,388
United Community Banks Inc.	4,825	133,604
Walker & Dunlop Inc. (a)	2,945	122,777
		2,082,691
Diversified Financial Services — 3.4%
Enova International Inc. (a)	3,391	50,356
Evercore Partners Inc.	2,008	156,423
Federal Agricultural Mortgage Corp. (b)	3,568	205,410
GAMCO Investors Inc.	2,147	63,530
INTL. FCStone Inc. (a)	3,332	126,483
Investment Technology Group Inc.	6,686	135,391
Lazard Ltd. f	3,708	170,531
LPL Financial Holdings, Inc.	1,613	64,246
		972,370
Insurance — 7.1%
American Financial Group Inc.	3,084	294,275
Aspen Insurance Holdings Ltd.	3,222	167,705
Assured Guaranty Ltd. f	8,647	320,890
Baldwin & Lyons Inc.	2,498	61,076
CNO Financial Group, Inc.	1,362	27,921
The Hanover Insurance Group Inc.	1,842	165,891
HCI Group Inc. (b)	4,337	197,681
Heritage Insurance Holdings Inc.	3,020	38,565
Reinsurance Group of America Inc. Cl A	2,738	347,671
Universal Insurance Holdings Inc. (b)	8,040	196,980
Voya Financial Inc.	6,676	253,421
		2,072,076
Investment Companies — 0.3%
Acacia Research Corp. (a)	13,847	79,620
Real Estate — 0.5%
The RMR Group Inc	2,993	148,154
Savings & Loans — 0.2%
Charter Financial Corp/MD	2,117	41,641
HomeTrust Bancshares Inc. (a)	1,242	29,187
		70,828
Total Financial (Cost $4,675,682)		5,425,739

Industrial — 12.2%
Aerospace & Defense — 1.4%
Spirit AeroSystems Holdings Inc.	5,136	297,477
Triumph Group Inc. (b)	4,369	112,502
		409,979
Building Materials — 2.3%
Continental Building Products Inc. (a)	9,612	235,494
Owens Corning (b)	5,426	332,994
Quanex Building Products Corp.	5,334	108,013
		676,501
Electrical Components & Equipment — 0.8%
Advanced Energy Industries Inc. (a)	3,251	222,889
Electronics — 1.8%
Celestica Inc. (a) f	9,220	133,966
Jabil Circuit Inc.	1,263	36,526
Vishay Intertechnology Inc. (b)	20,608	339,002
		509,494
Engineering & Construction — 1.7%
Aegion Corp. (a)(b)	7,476	171,275
MYR Group Inc. (a)	7,948	325,868
		497,143
Environmental Control — 0.1%
Casella Waste Systems Inc. (a)	2,574	36,319
Metal Fabricate & Hardware — 0.8%
Atkore International Group Inc. (a)	1,758	46,200
Global Brass & Copper Holdings Inc.	2,962	101,893
LB Foster Co.	2,373	29,662
Olympic Steel Inc.	2,419	44,897
		222,652
Miscellaneous Manufacturing — 1.8%
Core Molding Technologies, Inc. (a)	3,370	60,087
Myers Industries Inc.	7,683	121,775
Trinseo SA f	5,046	338,587
		520,449
Packaging & Containers — 0.7%
Packaging Corp. of America	2,082	190,753
Transportation — 0.8%
Aegean Marine Petroleum Network Inc. (b) f	5,335	64,287
Euronav NV f	2,573	20,326
Hub Group Inc. (a)	3,522	163,421
		248,034
Total Industrial (Cost $2,847,392)		3,534,213

Technology — 9.4%
Computers — 0.5%
NCR Corp. (a)(b)	3,354	153,211
		153,211
Semiconductors — 3.7%
Amkor Technology Inc. (a)(b)	17,156	198,838
Cohu, Inc.	6,652	122,796
IXYS Corp.	1,920	27,936
Kulicke & Soffa Industries Inc. (a)	15,501	314,980
Nova Measuring Instruments Ltd (a)(b)	2,935	54,562
Teradyne Inc.	9,240	287,364
Xcerra Corp. (a)	8,854	78,712
		1,085,188
Software — 5.2%
American Software Inc. (b)	8,640	88,819
Aspen Technology Inc. (a)(b) f	6,260	368,839
Cadence Design Systems Inc. (a)(b)	2,761	86,695
j2 Global, Inc. (b)	1,337	112,188
Jive Software Inc. (a)	15,916	68,439
MicroStrategy Inc. (a)(b)	113	21,222
Progress Software Corp.	8,479	246,315
Quality Systems Inc. (a)	10,624	161,910
Rosetta Stone Inc. (a)	9,472	92,352
Synopsys Inc. (a)	3,054	220,285
Take-Two Interactive Software Inc. (a)(b)	616	36,510
		1,503,574
Total Technology (Cost $2,197,529)		2,741,973

Utilities — 3.6%
Electric — 1.5%
Atlantic Power Corp. (a) f	9,573	25,368
Dynegy Inc. (a)	3,432	26,975
El Paso Electric Co.	1,930	97,465
OGE Energy Corp.	914	31,972
Portland General Electric Co.	5,837	259,280
		441,060
Gas — 2.1%
Just Energy Group Inc. f	30,192	189,002
Southwest Gas Corp.	545	45,186
UGI Corp.	6,972	344,417
Vectren Corp.	375	21,979
		600,584
Total Utilities (Cost $868,048)		1,041,644
Total Common Stocks
(Cost $23,403,947)		26,518,088

Real Estate Investment Trusts — 7.8%
Ashford Hospitality Trust Inc.	42,911	273,343
CBL & Associates Properties Inc. (b)	26,756	255,252
Government Properties Income Trust	13,809	289,022
LaSalle Hotel Properties (b)	7,052	204,156
Mack-Cali Realty Corp.	11,478	309,217
New Senior Investment Group Inc. (b)	10,190	103,938
NexPoint Residential Trust Inc.	3,861	93,282
Piedmont Office Realty Trust Inc. (b)	2,651	56,678
Preferred Apartment Communities Inc.	11,900	157,199
RLJ Lodging Trust	497	11,685
Ryman Hospitality Properties Inc.	519	32,090
Tier REIT Inc.	10,848	188,321
Washington Prime Group Inc. (b)	33,927	294,826
		2,269,009
Total Real Estate Investment Trusts
(Cost $2,514,901)		2,269,009
Total Long-Term Investments
(Cost $25,918,848)		28,787,097
Money Market Deposit Account — 0.1%

U.S. Bank N.A., 0.15%	29,869	29,869
Total Money Market Deposit Account
(Cost $29,869)		29,869
Investments Purchased with Proceeds from Securities Lending — 27.9%	Units

Mount Vernon Liquid Assets Portfolio LLC., 1.17% (c)(d)	8,115,684	8,115,684
Total Investments Purchased with Proceeds from Securities Lending
(Cost $8,115,684)		8,115,684
Total Investments
(Cost $34,064,401) — 127.1%		36,932,650
Liabilities in Excess of Other Assets, Net (27.1)%		(7,866,353)
Total Net Assets — 100.0%		$29,066,297

(a)	Non-income producing security.
(b)
All or a portion of the security is out on loan. The total market value of securities on loan was $7,900,768. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(c)	The rate shown is the annualized seven-day effective yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.
f	Foreign issued security.

Schedule of Investments

Quaker Strategic Growth Fund
March 31, 2017 (Unaudited)

	Number	Fair
	of Shares	Value
Long-Term Investments — 99.2%
Common Stocks — 98.0%

Basic Materials — 2.9%
Chemicals — 2.2%
AdvanSix Inc. (a)	128	$3,497
The Dow Chemical Co.	5,850	371,709
Eastman Chemical Co.	2,600	210,080
FMC Corp. (b)	620	43,146
International Flavors & Fragrances Inc. (b)	300	39,759
LyondellBasell Industries NV f	4,240	386,645
The Mosaic Co. (b)	1,760	51,357
PPG Industries Inc. (b)	2,000	210,160
Praxair Inc.	2,760	327,336
		1,643,689
Forest Products & Paper — 0.3%
International Paper Co. (b)	4,000	203,120
Iron & Steel — 0.2%
Nucor Corp.	3,162	188,835
Mining — 0.2%
Newmont Mining Corp.	3,500	115,360
Total Basic Materials (Cost $1,939,104)		2,151,004

Communications — 11.3%
Internet — 6.1%
Alphabet Inc. Cl A (a)	185	156,843
Alphabet Inc. Cl C (a)	253	209,879
Amazon.com Inc. (a)	430	381,213
eBay Inc. (a)	16,400	550,548
F5 Networks Inc. (a)	300	42,771
Facebook Inc. Cl A (a)	13,024	1,850,059
Symantec Corp. (b)	42,490	1,303,593
VeriSign Inc. (a)(b)	120	10,453
		4,505,359
Media — 1.4%
News Corp.	10,596	143,046
News Corp. Class A	37,220	483,860
Viacom Inc. (b)	6,210	289,510
The Walt Disney Co.	1,200	136,068
		1,052,484
Telecommunications — 3.8%
AT&T Inc. (b)	14,210	590,425
Cisco Systems Inc. (b)	22,500	760,500
Juniper Networks Inc.	11,100	308,913
LogMeIn, Inc.	422	41,145
Motorola Solutions Inc. (b)	2,860	246,589
Verizon Communications Inc.	17,570	856,538
		2,804,110
Total Communications (Cost $7,480,094)		8,361,953

Consumer, Cyclical — 11.0%
Airlines — 2.3%
Alaska Air Group Inc.	551	50,813
AMR Corp. Escrow (a)*^	211,235	407,684
Delta Air Lines Inc.	8,787	403,850
Southwest Airlines Co. (b)	12,823	689,364
United Continental Holdings Inc. (a)	2,140	151,170
		1,702,881
Apparel — 0.3%
Michael Kors Holdings Ltd. (a) f	3,930	149,772
Ralph Lauren Corp.	990	80,804
		230,576
Auto Manufacturers — 1.0%
General Motors Co.	21,530	761,301
Auto Parts & Equipment — 0.2%
The Goodyear Tire & Rubber Co.	3,620	130,320
Home Builders — 1.7%
DR Horton Inc.	25,270	841,744
PulteGroup Inc. (b)	16,182	381,086
		1,222,830
Leisure Time — 0.4%
Harley-Davidson Inc.	3,700	223,850
Royal Caribbean Cruises Ltd. f	770	75,545
		299,395
Lodging — 0.4%
Marriott International Inc. (b)	1,660	156,339
Wyndham Worldwide Corp.	1,400	118,006
		274,345
Retail — 4.3%
Bed Bath & Beyond Inc. (b)	10,097	398,428
Best Buy Co. Inc. (b)	5,880	289,002
Coach Inc.	5,000	206,650
CVS Health Corp.	360	28,260
The Gap Inc.	4,300	104,447
The Home Depot Inc.	610	89,566
Kohl's Corp.	1,435	57,127
L Brands Inc. (b)	1,300	61,230
Macy's Inc.	1,830	54,241
McDonald's Corp.	6,400	829,504
Signet Jewelers Ltd. f	1,100	76,197
Staples Inc. (b)	66,450	582,766
Target Corp. (b)	1,540	84,993
Urban Outfitters Inc. (a)	560	13,306
Wal-Mart Stores Inc.	4,900	353,192
		3,228,909
Toys/Games & Hobbies — 0.4%
Hasbro Inc. (b)	700	69,874
Mattel Inc.	9,400	240,734
		310,608
Total Consumer, Cyclical (Cost $7,422,268)		8,161,165

Consumer, Non-cyclical — 19.8%
Agriculture — 3.3%
Altria Group Inc.	19,063	1,361,479
Archer-Daniels-Midland Co. (b)	2,750	126,610
Philip Morris International Inc. (b)	8,550	965,295
		2,453,384
Beverages — 0.6%
Molson Coors Brewing Co. (b)	4,273	408,969
Biotechnology — 3.5%
Amgen Inc.	4,185	686,633
Biogen Inc. (a)	2,250	615,195
Bioverativ Inc. (a)	1,125	61,268
Gilead Sciences Inc.	18,320	1,244,294
		2,607,390
Commercial Services — 0.8%
Cintas Corp.	2,270	287,246
H&R Block Inc. (b)	1,300	30,225
PayPal Holdings Inc. (a)(b)	385	16,563
United Rentals Inc. (a)	780	97,539
The Western Union Co. (b)	9,150	186,202
		617,775
Cosmetics & Personal Care — 1.0%
The Procter & Gamble Co.	8,430	757,435
Food — 1.1%
Campbell Soup Co. (b)	1,950	111,618
General Mills Inc. (b)	2,370	139,854
Hershey Co./The	1,800	196,650
Lamb Weston Holdings Inc.	261	10,978
Mondelez International Inc.	770	33,171
Tyson Foods Inc. (b)	5,780	356,684
		848,955
Healthcare-Products — 1.4%
Abbott Laboratories (b)	6,080	270,013
Baxter International Inc. (b)	5,000	259,300
Edwards Lifesciences Corp. (a)	3,380	317,956
Patterson Cos. Inc. (b)	3,690	166,899
		1,014,168
Healthcare-Services — 1.9%
Aetna Inc.	910	116,070
Anthem Inc.	250	41,345
Centene Corp. (a)	7,270	518,060
Cigna Corp. (b)	1,390	203,621
HCA Holdings Inc. (a)(b)	1,015	90,325
UnitedHealth Group Inc.	2,760	452,668
		1,422,089
Household Products & Wares — 0.7%
Avery Dennison Corp.	3,700	298,220
Kimberly-Clark Corp.	1,660	218,506
		516,726
Pharmaceuticals — 5.5%
AbbVie Inc.	5,263	342,937
Allergan PLC f	1,980	473,062
AmerisourceBergen Corp. (b)	2,450	216,825
Bristol-Myers Squibb Co.	16,220	882,044
Cardinal Health Inc. (b)	670	54,638
Eli Lilly & Co.	5,601	471,100
Johnson & Johnson	7,370	917,933
McKesson Corp.	330	48,926
Merck & Co. Inc.	4,690	298,003
Pfizer Inc.	10,800	369,468
		4,074,936
Total Consumer, Non-cyclical (Cost $14,193,049)		14,721,827

Diversified — 0.3%
Holding Companies — 0.3%
Leucadia National Corp.	9,670	251,420
Total Diversified (Cost $179,287)		251,420

Energy — 3.1%
Oil & Gas — 2.9%
Exxon Mobil Corp.	14,900	1,221,949
Marathon Petroleum Corp.	2,600	131,404
Phillips 66 (b)	1,050	83,181
Tesoro Corp.	2,640	213,999
Valero Energy Corp. (b)	7,890	523,028
		2,173,561
Pipelines — 0.2%
Kinder Morgan Inc./DE	5,315	115,548
Total Energy (Cost $2,255,929)		2,289,109

Financial — 18.4%
Banks — 9.9%
Bank of America Corp.	51,495	1,214,767
Capital One Financial Corp.	2,510	217,517
Citigroup Inc.	16,260	972,673
Citizens Financial Group Inc.	300	10,365
Fifth Third Bancorp (b)	2,300	58,420
The Goldman Sachs Group Inc. (b)	1,420	326,202
Huntington Bancshares Inc.	21,100	282,529
JPMorgan Chase & Co.	17,071	1,499,517
Morgan Stanley	20,900	895,356
Northern Trust Corp.	600	51,948
The PNC Financial Services Group Inc.	1,100	132,264
State Street Corp.	700	55,727
SunTrust Banks Inc.	4,200	232,260
Wells Fargo & Co.	22,750	1,266,265
Zions Bancorporation (b)	3,400	142,800
		7,358,610
Diversified Financial Services — 2.2%
American Express Co.	6,750	533,992
Ameriprise Financial Inc.	1,500	194,520
Mastercard Inc. Cl A	3,455	388,584
Synchrony Financial	14,290	490,147
		1,607,243
Insurance — 5.8%
Aflac Inc.	5,860	424,381
American International Group Inc. (b)	2,700	168,561
Assurant Inc.	2,322	222,146
Berkshire Hathaway Inc. (a)	2,050	341,694
Chubb Ltd. f	1,105	150,556
Cincinnati Financial Corp.	2,100	151,767
Hartford Financial Services Group Inc.	9,800	471,086
Lincoln National Corp.	340	22,253
Loews Corp.	2,000	93,540
MetLife Inc. (b)	13,770	727,332
Principal Financial Group Inc. (b)	2,200	138,842
The Progressive Corp.	6,380	249,968
Prudential Financial Inc.	6,710	715,823
The Travelers Cos. Inc.	3,400	409,836
XL Group Ltd. f	400	15,944
		4,303,729
Savings & Loans — 0.5%
People's United Financial Inc. (b)	20,270	368,914
Total Financial (Cost $11,068,690)		13,638,496

Industrial — 6.6%
Aerospace & Defense — 0.3%
L3 Technologies Inc.	730	120,662
United Technologies Corp.	830	93,134
		213,796
Electronics — 1.7%
Allegion PLC f	1,500	113,550
Corning Inc. (b)	11,900	321,300
FLIR Systems Inc.	11,300	409,964
Garmin Ltd. (b) f	3,020	154,352
Honeywell International Inc.	2,300	287,201
		1,286,367
Engineering & Construction — 0.2%
Fluor Corp.	2,270	119,448
Jacobs Engineering Group Inc. (b)	500	27,640
		147,088
Environmental Control — 0.2%
Waste Management Inc.	2,210	161,153
Hand & Machine Tools — 0.0%
Snap-on Inc. (b)	100	16,867
Machinery-Diversified — 1.8%
Cummins Inc.	300	45,360
Deere & Co. (b)	11,600	1,262,776
		1,308,136
Miscellaneous Manufacturing — 1.0%
3M Co.	110	21,046
Eaton Corp PLC f	2,000	148,300
General Electric Co. (b)	10,790	321,542
Illinois Tool Works Inc.	200	26,494
Ingersoll-Rand PLC f	1,600	130,112
Parker Hannifin Corp.	500	80,160
		727,654
Packaging & Containers — 0.0%
WestRock Co.	500	26,015
Transportation — 1.4%
CSX Corp.	1,400	65,170
Kansas City Southern	2,780	238,413
Norfolk Southern Corp.	780	87,337
Union Pacific Corp.	2,610	276,451
United Parcel Service Inc.	3,480	373,404
		1,040,775
Total Industrial (Cost $4,348,723)		4,927,851

Technology — 17.6%
Computers — 8.5%
Accenture PLC, Class A (b) f	1,100	131,868
Apple Inc.	27,700	3,979,382
Cognizant Technology Solutions Corp. (a)	120	7,142
Hewlett Packard Enterprise Co.	17,500	414,750
HP Inc.	20,420	365,109
International Business Machines Corp. (b)	890	154,985
NetApp Inc. (b)	11,300	472,905
Seagate Technology PLC f	9,170	421,178
Western Digital Corp.	4,920	406,048
		6,353,367
Semiconductors — 4.6%
Analog Devices Inc.	400	32,780
Applied Materials Inc.	1,240	48,236
Intel Corp. (b)	30,400	1,096,528
Micron Technology Inc. (a)(b)	8,300	239,870
NVIDIA Corp.	3,637	396,179
QUALCOMM Inc.	16,500	946,110
Skyworks Solutions Inc. (b)	2,340	229,273
Texas Instruments Inc. (b)	2,600	209,456
Xilinx Inc. (b)	3,600	208,404
		3,406,836
Software — 4.5%
CA Inc. (b)	4,200	133,224
Citrix Systems Inc. (a)	1,870	155,939
The Dun & Bradstreet Corp.	11,880	1,282,327
Electronic Arts Inc. (a)	3,190	285,569
Microsoft Corp.	14,520	956,287
Oracle Corp. (b)	4,700	209,667
Paychex Inc.	5,700	335,730
		3,358,743
Total Technology (Cost $11,654,145)		13,118,946

Utilities — 7.0%
Electric — 6.6%
AES Corp./VA (b)	11,360	127,005
Ameren Corp.	4,000	218,360
American Electric Power Co. Inc.	2,500	167,825
Consolidated Edison Inc. (b)	1,250	97,075
Dominion Resources Inc./VA (b)	2,500	193,925
DTE Energy Co.	700	71,477
Duke Energy Corp.	4,700	385,447
Entergy Corp. (b)	6,400	486,144
Eversource Energy (b)	500	29,390
Exelon Corporation	23,100	831,138
FirstEnergy Corp. (b)	30,290	963,828
NextEra Energy Inc.	1,000	128,370
PG&E Corp.	700	46,452
Pinnacle West Capital Corp.	1,400	116,732
PPL Corp.	6,700	250,513
Public Service Enterprise Group Inc.	7,790	345,486
SCANA Corp. (b)	600	39,210
The Southern Co.	8,400	418,152
		4,916,529
Gas — 0.4%
CenterPoint Energy Inc. (b)	10,960	302,167
Sempra Energy	200	22,100
		324,267
Total Utilities (Cost $5,038,356)		5,240,796
Total Common Stocks
(Cost $65,579,645)		72,862,567

Real Estate Investment Trusts — 1.2%
GGP Inc. (b)	3,590	83,216
Kimco Realty Corp.	12,010	265,301
Public Storage (b)	1,000	218,910
Simon Property Group Inc. (b)	990	170,310
Weyerhaeuser Co.	4,340	147,473
		885,210
Total Real Estate Investment Trusts
(Cost $914,394)		885,210
Total Long-Term Investments
(Cost $66,494,039)		73,747,777
Money Market Deposit Account — 1.1%

U.S. Bank, N.A., 0.15%	816,163	816,163
Total Money Market Deposit Account
(Cost $816,163)		816,163
Investments Purchased with Proceeds from Securities Lending — 24.2%	Units

Mount Vernon Liquid Assets Portfolio LLC., 1.17% (c)(d)	18,005,002	18,005,002
Total Investments Purchased with Proceeds from Securities Lending
(Cost $18,005,002)		18,005,002
Total Investments
(Cost $85,315,204) — 124.5%		92,568,942
Liabilities in Excess of Other Assets, Net (24.5)%		(18,254,738)
Total Net Assets — 100.0%		$74,314,204

(a)	Non-income producing security.
(b)
All or a portion of the security is out on loan. The total market value of securities on loan was $17,603,656. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(c)	The rate shown is the annualized seven-day effective yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.
f	Foreign issued security.
*	Indicates an illiquid security. Total market value for illiquid securities is $407,684, representing 0.5% of net assets.
^	Indicates a fair valued security. Total market value for fair valued securities is $407,684, representing 0.5% of net assets and Level 3 securities.

The cost basis of investments for federal income tax purposes at March 31, 2017 for the Quaker Funds were as follows+:

				Net Unrealized
		Gross	Gross	Appreciation
	Cost	Appreciation	(Depreciation)	(Depreciation)
Event Arbitrage	$34,987,140	$1,796,708	$(7,128,757)	$(5,332,049)
Global Tactical Allocation	6,752,747	130,085	(43,056)	87,029
Mid-Cap Value	7,491,498	1,566,045	(115,711)	1,450,334
Small-Cap Value	34,064,401	4,123,930	(1,255,681)	2,868,249
Strategic Growth	85,315,204	8,379,420	(1,125,682)	7,253,738

+Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments outstanding at the Quaker Funds' previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

Summary of Fair Value Exposure at March 31, 2017

Various inputs may be used to determine the value of each Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.) Municipal securities, long-term U.S. Government obligations and corporate debt securities, if any, are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, structured notes and warrants that do not trade on an exchange, OTC options and international equity securities, if any, are valued by an independent third party in order to adjust for stale pricing and foreign market holidays.

• Level 3 - Prices determined using significant unobservable inputs (including the Fund's own assumptions). For restricted equity securities where observable inputs are limited, assumptions about market activity and risk are used in determining fair value. These are categorized as Level 3 in the hierarchy.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund's assets and liabilities:
QUAKER EVENT ARBITRAGE FUND
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$16,658,220	$20,781	$1,188,152	$17,867,153
Preferred Stocks	389,925	1	653,000	1,042,926
Real Estate Investment Trusts	242,250	-	-	242,250
Structured Notes	-	902,931	-	902,931
Asset Backed Securities	-	212,431	-	212,431
Convertible Bonds	-	651,575	0	651,575
Corporate Bonds	-	993,868	445,000	1,438,868
Mortgage Backed Securities	-	261,534	-	261,534
Escrow Notes	-	-	0	0
Purchased Options	157,721	30,189	-	187,910
Money Market Deposit Account	4,155,556	-	-	4,155,556
Investments Purchased with Proceeds from Securities Lending	2,691,957	-	-	2,691,957
Total Investments in Securities	$24,295,629	$3,073,310	$2,286,152	$29,655,091
Common Stocks sold short	$(690,143)	$-	$-	$(690,143)
Written Options	(109,282)	(19,007)	-	(128,289)
Total Investments in Securities sold short	$(799,425)	$(19,007)	$-	$(818,432)

QUAKER GLOBAL TACTICAL ALLOCATION FUND
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,785,060	$-	$14,668	$1,799,728
Closed End Mutual Fund	38,966	-	-	38,966
Exchange Traded Funds	367,097	-	-	367,097
Preferred Stocks	186,677	-	-	186,677
Real Estate Investment Trusts	604,051	-	-	604,051
Corporate Bonds	-	3,146,732	-	3,146,732
Commercial Paper	-	299,592	-	299,592
Money Market Deposit Account	396,933	-	-	396,933
Total Investments in Securities	$3,378,784	$3,446,324	$14,668	$6,839,776

QUAKER MID-CAP VALUE FUND
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$6,375,464	$-	$-	$6,375,464
Real Estate Investment Trusts	910,736	-	-	910,736
Money Market Deposit Account	151,112	-	-	151,112
Investments Purchased with Proceeds from Securities Lending	1,504,520	-	-	1,504,520
Total Investments in Securities	$8,941,832	$-	$-	$8,941,832

QUAKER SMALL-CAP VALUE FUND
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$26,518,088	$-	$-	$26,518,088
Real Estate Investment Trusts	2,269,009	-	-	2,269,009
Money Market Deposit Account	29,869	-	-	29,869
Investments Purchased with Proceeds from Securities Lending	8,115,684	-	-	8,115,684
Total Investments in Securities	$36,932,650	$-	$-	$36,932,650

QUAKER STRATEGIC GROWTH FUND
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$72,454,883	$-	$407,684	$72,862,567
Real Estate Investment Trusts	885,210	-	-	885,210
Money Market Deposit Account	816,163	-	-	816,163
Investments Purchased with Proceeds from Securities Lending	18,005,002	-	-	18,005,002
Total Investments in Securities	$92,161,258	$-	$407,684	$92,568,942

Refer to the Fund's Schedules of Investments for industry classifications.

Level 3 Reconciliation
The following is a reconciliation of Event Arbitrage's, Global Tactical Allocation's and Strategic Growth's Level 3 investments for which significant unobservable inputs were used in determining value. See Schedules of Investments for industry breakouts:

QUAKER EVENT ARBITRAGE FUND
					Net Unrealized appreciation	Amortized discounts/
				Realized			Transfers in	Balance as of
	Balance as of
	June 30, 2016	Purchases	Sales	gain (loss)	(depreciation)	premiums	to Level 3	March 31, 2017
Common Stocks	$1,175,330	$-	$(26,771)	$-	$39,593	$-	$-	$1,188,152
Preferred Stocks	695,826	-	(3,102)		(39,724)	-	-	653,000
Convertible Bonds[1]	0	0	0	-	-	-	-	-
Corporate Bonds	581,627	-	(250,102)	37,772	75,523	180	-	445,000
Escrow Notes	0	-	-	-	-	-	-	0
	$2,452,783	$-	$(279,975)	$37,772	$75,392	$180	$-	$2,286,152
Net change in unrealized appreciation (depreciation) for Level 3 investments still held as of March 31, 2017								$27,822

[1] Converted to Common Stock

QUAKER GLOBAL TACTICAL ALLOCATION FUND
					Net Unrealized appreciation	Amortized discounts/
				Realized			Transfers in	Balance as of
	Balance as of
	June 30, 2016	Purchases	Sales	gain (loss)	(depreciation)	premiums	to Level 3	March 31, 2017
Common Stocks	$11,020	$-	$-	$-	$3,648	$-	$-	$14,668
	$11,020	$-	$-	$-	$3,648	$-	$-	$14,668
Net change in unrealized appreciation (depreciation) for Level 3 investments still held as of March 31, 2017								$3,648

QUAKER STRATEGIC GROWTH FUND
					Net Unrealized appreciation	Amortized discounts/
				Realized			Transfers in	Balance as of
	Balance as of
	June 30, 2016	Purchases	Sales	gain (loss)	(depreciation)	premiums	to Level 3	March 31, 2017
Common Stocks	$306,291	$-	$-	$-	$101,393	$-	$-	$407,684
	$306,291	$-	$-	$-	$101,393	$-	$-	$407,684
Net change in unrealized appreciation (depreciation) for Level 3 investments still held as of March 31, 2017								$101,393

Transfers are recognized at the end of the reporting period.
There have been no transfers in and out of Level 1 and Level 2 fair value measurements as of March 31, 2017, except for the Quaker Event Arbitrage Fund listed below:

Transfers out of Level 2 into Level 1	$ 325,014	Due to an increase of market activity.

The following presents information about significant unobservable inputs related to Level 3 investments at March 31, 2017:
QUAKER EVENT ARBITRAGE FUND
Asset	Fair Value at	Valuation	Unobservable	Input
Categories	March 31, 2017	Technique	Input	Values

Common Stocks

Auto Parts & Equipment	$15,000	Market approach	Last traded price of pre-conversion bonds	$2.53

Computers	$0	Profitibility expected return method	Uncertainty of any additional future payout	$-

Escrow Shares	$0	Profitibility expected return method	Uncertainty of any additional future payout	$-

Healthcare-Products	$19,883	Market approach	Last traded price of non-restricted shares less a discount	-21.00%

Healthcare-Services	$1,132,119	Market approach	Last traded price adjusted by movement in index	0.74%

Holding Companies-Diversified	$0	Profitibility expected return method	Uncertainty of any additional future payout	$-

Mining	$0	Profitibility expected return method	Uncertainty of any additional future payout	$-

Real Estate	$21,150	Vendor pricing	Single broker quote since shares are not listed yet	$0.23

Preferred stock

Healthcare-Services	$613,000	Market approach	Prior transaction cost	$1,000.00

Insurance	$40,000	Vendor pricing	Single broker quote	$4,000.00

Corporate Bonds

Auto Parts & Equipment	$0	Profitibility expected return method	Uncertainty of any additional future payout	$-

Diversified Financial Services	$25,000	Vendor pricing	Single broker quote	$0.50

Diversified Financial Services	$420,000	Vendor pricing	Single broker quote	$42.00

Venture Capital	$0	Profitibility expected return method	Uncertainty of any additional future payout	$-

Escrow Notes	$0	Profitibility expected return method	Uncertainty of any additional future payout	$-

QUAKER GLOBAL TACTICAL ALLOCATION FUND

	Fair Value at	Valuation	Unobservable	Input
	March 31, 2017	Technique	Input	Values
Common Stocks
Airlines	$14,668	Market approach	Projected final distribution, discounted for lack of marketability	-10.00%	Decrease

QUAKER STRATEGIC GROWTH FUND

	Fair Value at	Valuation	Unobservable	Input
	March 31, 2017	Technique	Input	Values
Common Stocks
Airlines	$407,684	Market approach	Projected final distribution, discounted for lack of marketability	-10.00%	Decrease

* An impact to Valuation from a decrease in input would produce the opposite effect of an increase.

Disclosures about Derivative Instruments and Hedging Activities.

The Funds have adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Funds disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The Funds traded financial instruments where they are considered to be a seller of credit derivatives in accordance with authoritative guidance under GAAP on derivatives and hedging.

The fair value of derivative instruments and whose primary underlying risk exposure is equity price risk at March 31, 2017 was as follows:

Quaker Event Arbitrage Fund
Derivatives	Asset Derivatives (1)	Liability Derivatives (2)
Equity Contracts:
Purchased Option Contracts	$187,910	$-
Written Option Contracts	-	128,289
Total	$187,910	$128,289

(1) Schedule of Investments.
(2) Schedule of Written Option Contracts.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Quaker Investment Trust

By (Signature and Title)          /s/Jeffry H. King, Sr.
    Jeffry H. King, Sr.,
    Chief Executive Officer

Date    May 15, 2017

By (Signature and Title)          /s/Laurie Keyes
    Laurie Keyes,
    Treasurer

Date    May 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)          /s/Jeffry H. King, Sr.
Jeffry H. King, Sr.,
Chief Executive Officer

Date    May 15, 2017

By (Signature and Title)          /s/Laurie Keyes
Laurie Keyes,
Treasurer

Date    May 15, 2017

* Print the name and title of each signing officer under his or her signature.